UNAUDITED INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income / (loss)	€ 32	€ (32)	€ 54	€ 147
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	5	79	4	155
Income tax on remeasurement on post-employment benefit obligations	(3)	(17)	(2)	(30)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	1	(13)	4	(15)
Income tax on cash flow hedges	0	3	(1)	4
Currency translation differences	0	31	(13)	42
Other comprehensive income / (loss)	3	83	(8)	156
Total comprehensive income	35	51	46	303
Attributable to:
Equity holders of Constellium	34	49	44	299
Non-controlling interests	1	2	2	4
Total comprehensive income	€ 35	€ 51	€ 46	€ 303